NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 – NATURE OF OPERATIONS

a.	Sol-Gel Technologies Ltd. (collectively with its U.S. subsidiary, the "Company") is an Israeli Company incorporated in 1997.

The Company is an innovative dermatology company with a successful track record of two NDA approvals and advanced orphan drugs pipeline. The Company has two approved drugs: (i) Twyneo®, which was developed for the treatment of acne vulgaris and received marketing authorization by the U.S. Food and Drug Administration (the "FDA") on July 27, 2021 and (ii) Epsolay®, a treatment for subtype II rosacea that received marketing authorization by the FDA on April 25, 2022. On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician. On September 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician. For further details regarding agreements in respect of Epsolay® and Twyneo®, see Note 8b and Note 9.

On January 27, 2023 the Company entered into an asset purchase agreement ("APA") with PellePharm, Inc. (“PellePharm”), pursuant to which the Company agreed to purchase all of the assets related to the topically-applied patidegib, a hedgehog signaling pathway blocker, for the treatment of Gorlin syndrome (such compound designated as investigational compound SGT-610) For further details, see Note 9c.

On May 15, 2024, the Company and Shenzhen Beimei Pharmaceutical Co. Ltd. ("Beimei"), entered into an asset purchase agreement. For further details, see Note 9e.

During the first quarter of 2025, the Company committed to fund approximately $2.9 million (€2.7 million) for a hydrogenator at Ajinomoto Bio-Pharma Services ("Omnichem") to support the potential commercial manufacturing of Patidegib API.

The payment will be made in two installments:

a.	$1.4 million (€1.3 million) paid in March 2025.
b.	$1.5 million (€1.4 million) is due in December 2026, such payment is composed of deferred principal and accrued interest.

Accordingly, as of December 31, 2025, the total amount of this payment is recorded under Other accounts payable in the balance sheet, amounting to $1.45 million.

The Company recognized R&D expenses for a total amount of $2.6 million which is measured on a present value basis.

On April 17, 2025, the Company entered into a product purchase agreement with a subsidiary of Mayne Pharma Group Limited (“Mayne Pharma”) for the sale and exclusive license of the U.S. rights to EPSOLAY and TWYNEO. Under the terms of the agreement, the Company received a total of $16 million in two installments: $10 million in the second quarter of 2025 and $6 million in the fourth quarter of 2025. This agreement was executed following the mutual termination by the Company and Galderma of the exclusive five-year license agreement in the U.S. for both products, see Note 9e.

The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"). The Subsidiary supports the Company with regard to marketing, regulatory affairs and business development relating to its products and technology in the U.S. The Subsidiary ceased to operate in 2024.

b.
In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. How long and how severe the current conflicts in Gaza, Northern Israel, Lebanon, Iran or the broader region become is unknown at this time and any continued clash among Israel, Hamas, Hezbollah, Iran or other countries or militant groups in the region may escalate in the future into a greater regional conflict. As of the date of these consolidated financial statements and, the ceasefire between Israel and Hamas formally remains in place, but the broader regional situation continues to be unstable and subject to sudden escalation, and the ultimate political and security outcomes of these arrangements remain uncertain. On February 28, 2026, the United States and Israel launched a joint attack on Iran. Iran launched ballistic missiles and drones against targets in Israel and against U.S. military bases and other targets in several countries in the Persian Gulf and Hezbollah joined Iran in launching ballistic missiles and drones against targets in Israel. As of the date of these consolidated financial statements, the war is ongoing and continues to evolve. The intensity and duration of the war is difficult to predict, as such are the war’s economic implications of the conflict on the Company’s operational and financial performance. During the year ended December 31, 2025, there was no material impact on the Company's ongoing operations in Israel. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

c.	Risk and Uncertainties

Since incorporation through December 31, 2025, the Company has an accumulated deficit of $237,010  and its activities have been funded mainly by its shareholders, license agreements and sale of IP, see also Notes 8 and 9. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations.

Management expects that the Company's cash and cash equivalents, deposits and marketable securities as of December 31, 2025 are not sufficient to support the Company’s operations under its current operating plans for at least one year from the issuance date of these financial statements. This factor raises substantial doubt as to the Company's ability to continue as a going concern. Management continually evaluates various financing alternatives in the public and private equity markets, debt financing and strategic collaborations and the sale of intellectual property, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through capital raising. However, there is no assurance that the Company will be able to obtain such funding. These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.